Document and Entity Information	May. 31, 2015
Prospectus:
Document Type	497
Document Period End Date	May 31, 2015
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Jan. 20, 2016
Document Effective Date	Jan. 20, 2016
Prospectus Date	Oct. 01, 2015